UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                       811- 21035

CitizensSelect Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	4/30
Date of reporting period:	10/31/2009

FORM N-CSR

Item 1. Reports to Stockholders.

CitizensSelect Funds

C ITIZENS S ELECT P RIME M ONEY M ARKET F UND

SEMIANNUAL REPOR T

October 31, 2009

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
17	Notes to Financial Statements
25	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

CitizensSelect Prime Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for CitizensSelect Prime Money Market Fund, covering the six-month period ended October 31, 2009.

Reports of positive U.S. economic growth over the third quarter of 2009 may have signaled the end of the deep recession that began in December 2007. Signs that the economy finally has turned a corner include inventory rebuilding among manufacturers, improvements in home sales and prices, and an increase in consumer spending.These developments sparked sustained rallies among fixed-income and equity asset classes, and along with low yields and improved investor sentiment have resulted in billions in outflows of money fund assets into these other asset classes. Despite improved economic news, monetary policymakers have continued to hold short-term interest rates at record lows, and yields of money market instruments have remained at historically low levels.

In contrast, stocks and bonds appear poised to enter into a new phase in which the underlying fundamentals of individual issuers, not bargain hunting, are likely to drive long-term investment returns. Of course, the best strategy and cash allocation for your portfolio depends not only on your view of the economy’s direction, but on your current financial needs, future goals and attitudes toward risk.Your financial advisor can help you decide which investments have the potential to benefit from a recovery while guarding against the risks that may accompany unexpected market developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation November 16, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2009, through October 31, 2009, as provided by James O’ Conner, Portfolio Manager

Dear Shareholder:

This semiannual report for CitizensSelect Prime Money Market Fund covers the six-month period ended October 31, 2009. During the reporting period, the fund’s Class A shares produced an annualized yield of 0.25%, Class B shares produced an annualized yield of 0.06%, Class C shares produced an annualized yield of 0.00% and Class D shares produced an annualized yield of 0.00%.Taking into account the effects of compounding, the fund’s Class A, Class B, Class C and Class D shares produced annualized effective yields of 0.25%, 0.06%, 0.00% and 0.00%, respectively.1

Money Market Yields Remained Near Record Lows

The reporting period began in the wake of a global financial crisis and in the midst of a severe recession. In the months prior to the reporting period, the Federal Reserve Board (the “Fed”) attempted to restore stability to the credit markets by pumping liquidity into the banking system. The Fed also eased monetary policy aggressively, driving its target for the overnight federal funds rate to an unprecedented low of 0% to 0.25%. As a result, yields of money market instruments began the reporting period near historical lows.

In addition to the Fed’s actions, the U.S. Department of the Treasury had responded with a number of its own remedial measures, including the Temporary Guarantee Program for Money Market Funds, which remained in effect through most of the reporting period before ending in September 2009.This measure was designed to promote liquidity in the short-term credit market.

As these and other measures gained traction, investor sentiment had improved by the start of the reporting period, and the U.S. stock market and corporate bond market staged impressive rebounds.The mar-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

kets were buoyed by signs that the economic downturn might be decelerating.A decline in the three-month London Interbank Offered Rate (LIBOR) below 1% provided evidence of improvement in the global credit markets.

The U.S. economy sent mixed signals in the spring of 2009. For example, existing home sales and prices increased in May but remained well below their peaks. Perhaps most significant, the unemployment rate rose to its highest level in 26 years. It later was reported that the U.S. economy grew at a –0.7% annualized rate over the second quarter of the year, lending credence to some analysts’ belief that the recession was nearing an end.

In July, residential construction achieved its second gain in three months. Perhaps most encouraging,the unemployment rate fell slightly when job losses moderated in July. August continued to show signs of economic improvement, including the first expansion of manufacturing activity in more than 18 months.The U.S.Department of Commerce reported that new factory orders saw their fourth consecutive month of increases.The housing market also posted gains as pending home sales rose in July for the sixth month in a row. However, these positive indicators were tempered by persistent economic headwinds, including a jump in the unemployment rate to 9.7% in August.

The housing market reported more good news in September, as pending home sales rose in August for the seventh consecutive month, according to the National Association of Realtors, to reach their highest level since March 2007. Meanwhile, the U.S. Department of Commerce said that consumer spending increased in August by 1.3%, the largest gain in more than seven years, due in part to the U.S. government’s Cash for Clunkers automobile purchasing program. However, the unemployment rate continued to creep higher, reaching 9.8% in September.

October marked another month of gradual economic improvement. Positive news included a return to growth for the U.S. economy, with U.S.GDP expanding at a 2.8% annualized rate in the third quarter,its first quarterly gain in more than a year. In addition, the National Association of Realtors reported that existing home sales increased 11.4% in the third quarter. While pending home sales reached its highest level in almost three years, distressed sales accounted for more than 30% of those transactions. The unemployment rate moved above 10% in October, its highest level since the early 1980s, but initial jobless claims continue to fall, offering some hope that the employment picture, widely considered a lagging economic indicator, may be poised for improvement in 2010.

Quality and Liquidity Still Our Priority

With yields at historically low levels, most money market funds maintained relatively defensive footings during the reporting period, and the industry’s average weighted maturity remained substantially shorter than historical averages. The fund was no exception; we set its weighted average maturity in a position that was roughly in line with industry averages.We also focused exclusively on money market instruments meeting our stringent credit-quality criteria.

Despite recent signs of economic improvement, the Fed has repeatedly indicated that “economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”Therefore, until we see more convincing evidence that the Fed is prepared to raise interest rates, we intend to maintain the fund’s focus on credit quality and liquidity.

November 16, 2009

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Prime Money Market Fund from May 1, 2009 to October 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended October 31, 2009

	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$ 1.26	$ 2.22	$ 2.52	$ 2.52
Ending value (after expenses)	$1,001,30	$1,000.30	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2009

	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$ 1.28	$ 2.24	$ 2.55	$ 2.55
Ending value (after expenses)	$1,023.95	$1,022.99	$1,022.68	$1,022.68

† Expenses are equal to the fund’s annualized expense ratio of .25% for Class A, .44% for Class B, .50% for
Class C and .50% for Class D, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2009 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—31.2%	Amount ($)	Value ($)
Allied Irish Banks (Yankee)
1.00%, 1/5/10	25,000,000	25,000,000
Banco Bilbao Vizcaya Argenteria Puerto Rico (Yankee)
0.29%, 11/20/09	25,000,000	25,000,000
Bank of America N.A.
0.71%, 12/21/09	40,000,000	40,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.35%, 11/16/09	35,000,000	35,000,000
Barclays Financial LLC (Yankee)
0.52%, 4/9/10	25,000,000	25,000,000
Citibank (South Dakota) N.A., Sioux Falls
0.32%, 11/9/09	35,000,000	35,000,000
Lloyds TSB Bank PLC (Yankee)
0.32%, 11/25/09	25,000,000	25,000,000
Natixis (Yankee)
0.30%, 1/5/10	25,000,000	25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $235,000,000)		235,000,000

Commercial Paper—35.9%
Abbey National North America LLC
0.10%, 11/2/09	30,000,000	29,999,917
ASB Finance Ltd.
0.30%, 11/25/09	25,000,000 [a]	24,995,000
BNP Paribas Finance Inc.
0.11%, 11/2/09	30,000,000	29,999,908
Calyon NA Inc.
0.19%, 12/4/09	25,000,000	24,995,646
Danske Corp., Inc.
0.25%, 12/29/09	25,000,000 [a]	24,989,930
DnB NOR Bank ASA
0.22%, 12/30/09	25,000,000 [a]	24,990,986
General Electric Co.
0.10%, 11/2/09	30,000,000	29,999,917
Intesa Funding LLC
0.21%, 12/21/09	25,000,000	24,992,708

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)
JPMorgan Chase Funding
0.30%, 11/9/09	30,000,000 [a]	29,998,000
Societe Generale N.A. Inc.
0.25%, 12/23/09	25,000,000	24,990,972
Total Commercial Paper
(cost $269,952,984)		269,952,984

U.S. Government Agency—6.6%
Federal Home Loan Mortgage Corp.
0.26%, 1/17/10
(cost $50,000,000)	50,000,000 [b,c]	50,000,000

Time Deposit—2.7%
Commerzbank AG (Grand Cayman)
0.12%, 11/2/09
(cost $20,000,000)	20,000,000	20,000,000

Repurchase Agreement—3.6%
Barclays Financial LLC
0.06%, dated 10/30/09, due 11/2/09
in the amount of $27,000,135
(fully collateralized by $25,750,700
U.S. Treasury Notes, 3.38%, due 11/30/12,
value $27,540,023) (cost $27,000,000)	27,000,000	27,000,000

Asset-Backed Commercial Paper—19.9%
Atlantis One Funding Corp.
0.27%, 11/23/09	30,000,000 [a]	29,995,050
CRC Funding LLC
0.35%, 11/13/09	35,000,000 [a]	34,995,917
Gemini Securitization Corp., LLC
0.24%, 12/17/09	25,000,000 [a]	24,992,333

	Principal
Asset-Backed Commercial Paper (continued)	Amount ($)	Value ($)
Govco Inc.
0.30%, 11/20/09	25,000,000 [a]	24,996,042
Thames Asset Global Securitization No. 1 Inc.
0.30%, 11/9/09	35,000,000 [a]	34,997,667
Total Asset-Backed Commercial Paper
(cost $149,977,009)		149,977,009

Total Investments (cost $751,929,993)	99.9%	751,929,993
Cash and Receivables (Net)	.1%	609,581
Net Assets	100.0%	752,539,574

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, these securities amounted to $254,950,925 or 33.9% of net assets.
b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.
As such, the FHFA will oversee the continuing affairs of these companies.
c	Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	69.8	Finance	4.0
Asset-Backed/		Repurchase Agreement	3.6
Multi-Seller Programs	12.6	Foreign/Governmental	3.3
U.S. Government Agency	6.6		99.9

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES October 31, 2009 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments—Note 1(b)			751,929,993	751,929,993
Cash				557,445
Interest receivable				224,873
				752,712,311
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(d)				3,452
Due to Citizens—Note 2(d)				169,285
				172,737
Net Assets ($)				752,539,574
Composition of Net Assets ($):
Paid-in capital				752,539,574
Net Assets ($)				752,539,574

Net Asset Value Per Share
	Class A	Class B	Class C	Class D
Net Assets ($)	312,755,788	266,621,844	75,755,640	97,406,302
Shares Outstanding	312,755,913	266,621,719	75,755,591	97,406,351
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2009 (Unaudited)

Investment Income ($):
Interest Income	2,152,139
Expenses:
Management fee—Note 2(a)	428,003
Administrative services fees—Note 2(c)	669,435
Distribution fees—Note 2(b)	429,678
Omnibus account service fees—Note 2(d)	428,003
Treasury insurance expense—Note 1(e)	213,832
Total Expenses	2,168,951
Less—reduction in expenses due to undertaking—Note 2(a)	(529,152)
Net Expenses	1,639,799
Investment Income—Net, representing net increase in
net assets resulting from operations	512,340

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009
Operations ($):
Investment Income—Net, representing net
increase in net assets resulting from operations	512,340	22,684,887
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(403,109)	(13,048,823)
Class B Shares	(108,452)	(7,419,002)
Class C Shares	(758)	(1,078,447)
Class D Shares	(21)	(1,138,941)
Total Dividends	(512,340)	(22,685,213)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	458,346,175	1,924,307,468
Class B Shares	508,900,248	1,808,101,707
Class C Shares	186,651,916	144,365,110
Class D Shares	47,296,251	131,407,028
Dividends reinvested:
Class A Shares	158,562	2,830,114
Class B Shares	13,162	929,434
Class C Shares	400	609,580
Class D Shares	20	1,065,264
Cost of shares redeemed:
Class A Shares	(481,286,560)	(2,272,538,469)
Class B Shares	(639,992,206)	(1,801,062,659)
Class C Shares	(187,682,507)	(144,424,461)
Class D Shares	(53,541,673)	(179,931,403)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(161,136,212)	(384,341,287)
Total Increase (Decrease) in Net Assets	(161,136,212)	(384,341,613)
Net Assets ($):
Beginning of Period	913,675,786	1,298,017,399
End of Period	752,539,574	913,675,786

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2009			Year Ended April 30,
Class A Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.018	.046	.051	.037	.017
Distributions:
Dividends from investment
income—net	(.001)	(.018)	(.046)	(.051)	(.037)	(.017)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.26[a]	1.83	4.71	5.23	3.80	1.71
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.25[a]	.22	.20	.20	.20	.20
Ratio of net expenses
to average net assets	.25[a]	.22[b]	.20	.20	.20[b]	.20[b]
Ratio of net investment income
to average net assets	.25[a]	2.00	4.47	5.13	3.84	1.72
Net Assets, end of period
($ x 1,000)	312,756	335,538	680,940	384,928	222,466	134,493

a	Annualized.
b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2009			Year Ended April 30,
Class B Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.016	.044	.049	.035	.014
Distributions:
Dividends from investment
income—net	(.000)[a]	(.016)	(.044)	(.049)	(.035)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.06[b]	1.58	4.45	4.97	3.54	1.46
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.50[b]	.48	.45	.45	.45	.45
Ratio of net expenses
to average net assets	.44[b]	.48[c]	.45	.45	.45[c]	.45[c]
Ratio of net investment income
to average net assets	.06[b]	1.57	4.37	4.87	3.53	1.47
Net Assets, end of period
($ x 1,000)	266,622	397,701	389,731	419,560	329,610	246,689

a	Amount represents less than $.001 per share.
b	Annualized.
c	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

Six Months Ended
October 31, 2009			Year Ended April 30,
Class C Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.013	.041	.046	.032	.012
Distributions:
Dividends from investment
income—net	(.000)[a]	(.013)	(.041)	(.046)	(.032)	(.012)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	1.32	4.19	4.71	3.29	1.20
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.75[b]	.73	.70	.70	.70	.70
Ratio of net expenses
to average net assets	.50[b]	.73[d]	.70	.70	.70[d]	.70[d]
Ratio of net investment income
to average net assets	.00[b,c]	1.29	4.11	4.62	3.32	1.22
Net Assets, end of period
($ x 1,000)	75,756	76,786	76,235	73,308	62,811	44,672

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
d	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2009			Year Ended April 30,
Class D Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.010	.037	.042	.029	.009
Distributions:
Dividends from investment
income—net	(.000)[a]	(.010)	(.037)	(.042)	(.029)	(.009)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	.97	3.78	4.30	2.90	.94
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.15[b]	1.13	1.10	1.10	1.10	1.10
Ratio of net expenses
to average net assets	.50[b]	1.08	1.10	1.10	1.08	1.02
Ratio of net investment income
to average net assets	.00[b,c]	1.01	3.51	4.22	2.94	.90
Net Assets, end of period
($ x 1,000)	97,406 103,652		151,111	71,464	48,295	28,356

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

CitizensSelect Prime Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the funds’ shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from an unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of October 31, 2009 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant
Observable Inputs	751,929,993
Level 3—Significant
Unobservable Inputs	—
Total	751,929,993

† See Statement of Investments for additional detailed categorizations.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2009 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Program, which was initially set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and had been further extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program.As such, the fund is no longer eligible for protection under the program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .010%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense was borne by the fund without regard to any expense limitation in effect.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fees, omnibus account services plan fees and extraordinary expenses.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $529,152 for Class B, Class C and Class D shares during the period ended October 31, 2009.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2009, Class C and Class D shares were charged $100,981 and $328,697, respectively, pursuant to the Plan.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended October 31, 2009, Class B, Class C and Class D shares were charged $442,032, $100,981 and $126,422 respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended October 31, 2009, Class A, Class B, Class C and Class D shares were charged $160,229, $176,813, $40,392 and $50,569, respectively, pursuant to the Omnibus Account Services Agreement.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $61,517 and Rule 12b-1 distribution plan fees $70,421, which are offset against an expense reimbursement currently in effect for $128,486.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to Citizens” in the Statement of Assets and Liabilities consist of: administrative services plan fees $101,588 and omnibus account services plan fees $67,697.

NOTE 3—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Company held on July 14 and 15, 2009, the Board considered the re-approval for an annual period (through August 31, 2010) of the fund’s Management Agreement with the Manager, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Board noted that the fund’s shares were offered only to institutions. The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund.The Manager also provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of institutional money market funds (the “Performance Group”) and to a larger universe of funds, consisting of all institutional money market funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons for various periods ended May 31, 2009. The Board members noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board members noted that the fund’s actual and contractual management fees and expense ratio, which all ranked in the first quartile, were lower than the Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the management fees paid by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Similar Funds”). Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. Noting the fund’s “unitary fee” structure, the Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the services provided; it was noted that the Similar Funds had comparable or higher management fees than the fee borne by the fund.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including any decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was not unreasonable given the services provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance, expense and management fee information, costs of the ser- vices provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement was in the best interests of the fund and its shareholders.

The Fund 29

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

0462SA1009

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
15	Notes to Financial Statements
22	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

The Fund

CitizensSelect
Treasury Money Market Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for CitizensSelect Treasury Money Market Fund, covering the six-month period ended October 31, 2009.

Reports of positive U.S. economic growth over the third quarter of 2009 may have signaled the end of the deep recession that began in December 2007. Signs that the economy finally has turned a corner include inventory rebuilding among manufacturers, improvements in home sales and prices, and an increase in consumer spending.These developments sparked sustained rallies among fixed-income and equity asset classes, and along with low yields and improved investor sentiment have resulted in billions in outflows of money fund assets into these other asset classes. Despite improved economic news, monetary policymakers have continued to hold short-term interest rates at record lows, and yields of money market instruments have remained at historically low levels.

In contrast, stocks and bonds appear poised to enter into a new phase in which the underlying fundamentals of individual issuers, not bargain hunting, are likely to drive long-term investment returns. Of course, the best strategy and cash allocation for your portfolio depends not only on your view of the economy’s direction, but on your current financial needs, future goals and attitudes toward risk.Your financial advisor can help you decide which investments have the potential to benefit from a recovery while guarding against the risks that may accompany unexpected market developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation November 16, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2009, through October 31,2009, as provided by James O’ Connor. Portfolio Manager

This semiannual report for CitizensSelect Treasury Money Market Fund covers the six-month period ended October 31, 2009. During the reporting period, the fund’s Class A shares produced an annualized yield of 0.01%, Class B shares produced an annualized yield of 0.00%, Class C shares produced an annualized yield of 0.00% and Class D shares produced an annualized yield of 0.00%.Taking into account the effects of compounding, the fund’s Class A, Class B, Class C and Class D shares produced annualized effective yields1 of 0.01%, 0.00%, 0.00% and 0.00%, respectively.2

Money Market Yields Remained Near Record Lows

The reporting period began in the wake of a global financial crisis and in the midst of a severe recession. In the months prior to the reporting period, the Federal Reserve Board (the “Fed”) attempted to restore stability to the credit markets by pumping liquidity into the banking system. The Fed also eased monetary policy aggressively, driving its target for the overnight federal funds rate to an unprecedented low of 0% to 0.25%. As a result, yields of money market instruments began the reporting period near historical lows.

In addition to the Fed’s actions, the U.S. Department of the Treasury had responded with a number of its own remedial measures, including the Temporary Guarantee Program for Money Market Funds, which remained in effect through most of the reporting period before ending in September 2009.This measure was designed to promote liquidity in the short-term credit market.

As these and other measures gained traction, investor sentiment had improved by the start of the reporting period, and the U.S. stock market and corporate bond market staged impressive rebounds. The markets

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

were buoyed by signs that the economic downturn might be decelerating. A decline in the three-month London Interbank Offered Rate (LIBOR) below 1% provided evidence of improvement in the global credit markets.

The U.S. economy sent mixed signals in the spring of 2009. For example, existing home sales and prices increased in May but remained well below their peaks. Perhaps most significant, the unemployment rate rose to its highest level in 26 years. It later was reported that the U.S. economy grew at a –0.7% annualized rate over the second quarter of the year, lending credence to some analysts’ belief that the recession was nearing an end.

In July, residential construction achieved its second gain in three months. Perhaps most encouraging,the unemployment rate fell slightly when job losses moderated in july. August continued to show signs of economic improvement, including the first expansion of manufacturing activity in more than 18 months.The U.S.Department of Commerce reported that new factory orders saw their fourth consecutive month of increases.The housing market also posted gains as pending home sales rose in July for the sixth month in a row. However, these positive indicators were tempered by persistent economic headwinds, including a jump in the unemployment rate to 9.7% in August.

The housing market reported more good news in September, as pending home sales rose in August for the seventh consecutive month, according to the National Association of Realtors, to reach their highest level since March 2007. Meanwhile, the U.S. Department of Commerce said that consumer spending increased in August by 1.3%, the largest gain in more than seven years, due in part to the U.S. government’s Cash for Clunkers automobile purchasing program. However, the unemployment rate continued to creep higher, reaching 9.8% in September.

October marked another month of gradual economic improvement. Positive news included a return to growth for the U.S. economy, with U.S.GDP expanding at a 2.8% annualized rate in the third quarter,its first

4

quarterly gain in more than a year. In addition, the National Association of Realtors reported that existing home sales increased 11.4% in the third quarter. While pending home sales reached its highest level in almost three years, distressed sales accounted for more than 30% of those transactions.The unemployment rate moved above 10% in October, its highest level since the early 1980s, but initial jobless claims continue to fall, offering some hope that the employment picture, widely considered a lagging economic indicator, may be poised for improvement in 2010.

Quality and Liquidity Still Our Priority

With yields of U.S.Treasury bills near zero percent, most money market funds maintained relatively defensive footings during the reporting period, and the industry’s average weighted maturity remained substantially shorter than historical averages.The fund was no exception; we set its weighted average maturity in a position that was roughly in line with industry averages.

Despite recent signs of economic improvement, the Fed has repeatedly indicated that “economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”Therefore, until we see more convincing evidence that the Fed is prepared to raise interest rates, we intend to maintain the fund’s focus on liquidity.

November 16, 2009

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate
2	Yields provided for Class B shares, Class C shares and Class D shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s yield for Class B shares, Class C shares and Class D shares would have been -0.14%, - 0.49% and –0.91%, respectively, and the effective yield for Class B shares, Class C shares and Class D shares would have been -0.141%, -0.49% and –0.91%, respectively.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Treasury Money Market Fund from May 1, 2009 to October 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended October 31, 2009

	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$ .96	$ 1.06	$ 1.06	$ .96
Ending value (after expenses)	$1,000.10	$1,000.00	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2009

	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$ .97	$ 1.07	$ 1.07	$ .97
Ending value (after expenses)	$1,024.25	$1,024.15	$1,024.15	$1,024.25

† Expenses are equal to the fund’s annualized expense ratio of .19% for Class A, .21% for Class B, .21% for Class C and .19% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2009 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—84.8%	Purchase (%)	Amount ($)	Value ($)
11/5/09	0.33	40,000,000	39,998,533
11/12/09	0.27	55,500,000	55,495,420
11/19/09	0.21	50,000,000	49,994,656
11/27/09	0.05	75,000,000	74,997,292
12/10/09	0.32	50,000,000	49,982,666
12/17/09	0.14	85,000,000	84,985,338
12/24/09	0.08	7,500,000	7,499,171
12/31/09	0.23	29,100,000	29,088,650
1/21/10	0.06	2,000,000	1,999,730
1/28/10	0.07	40,000,000	39,993,156
4/29/10	0.18	20,000,000	19,982,100
Total U.S. Treasury Bills
(cost $454,016,712)			454,016,712

U.S. Treasury Notes—15.0%
3/1/10	0.12	50,000,000	50,309,000
3/31/10	0.15	30,000,000	30,197,438
Total U.S. Treasury Notes
(cost $80,506,438)			80,506,438
Total Investments (cost $534,523,150)		99.8%	534,523,150
Cash and Receivables (Net)		.2%	908,756
Net Assets		100.0%	535,431,906

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Treasury Bills	84.8	U.S. Treasury Notes	15.0
			99.8
† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES October 31, 2009 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			534,523,150	534,523,150
Cash				760,166
Interest receivable				216,964
Due from The Dreyfus Corporation and affiliates—Note 2(d)				38,544
				535,538,824
Liabilities ($):
Due to Citizens—Note 2(d)				106,918
Net Assets ($)				535,431,906
Composition of Net Assets ($):
Paid-in capital				535,392,269
Accumulated net realized gain (loss) on investments				39,637
Net Assets ($)				535,431,906

Net Asset Value Per Share
	Class A	Class B	Class C	Class D
Net Assets ($)	280,640,081	206,221,607	45,864,551	2,705,667
Shares Outstanding	280,610,490	206,213,253	45,862,972	2,705,554
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS Six Months Ended October 31, 2009 (Unaudited)

Investment Income ($):
Interest Income	707,216
Expenses:
Management fee—Note 2(a)	345,550
Administrative services fees—Note 2(c)	387,834
Omnibus account service fees—Note 2(d)	345,550
Distribution fees—Note 2(b)	87,860
Total Expenses	1,166,794
Less—reduction in expenses due
to undertaking—Note 2(a)	(476,733)
Net Expenses	690,061
Investment Income—Net	17,155
Realized Gain (Loss) on Investments—Note 1(b) ($)	27,145
Net Increase in Net Assets Resulting from Operations	44,300

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009
Operations ($):
Investment income—net	17,155	8,022,301
Net realized gain (loss) on investments	27,145	12,492
Net Increase (Decrease) in Net Assets
Resulting from Operations	44,300	8,034,793
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(17,155)	(5,735,352)
Class B Shares	—	(2,029,552)
Class C Shares	—	(249,684)
Class D Shares	—	(7,798)
Total Dividends	(17,155)	(8,022,386)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	345,820,295	2,059,460,119
Class B Shares	142,260,450	1,050,702,013
Class C Shares	51,403,209	416,449,402
Class D Shares	2,295,082	25,915,334
Dividends reinvested:
Class A Shares	2,911	224,549
Class B Shares	—	328,312
Class C Shares	—	24,332
Class D Shares	—	7,202
Cost of shares redeemed:
Class A Shares	(603,624,482)	(2,670,830,017)
Class B Shares	(251,365,535)	(1,058,757,499)
Class C Shares	(70,545,972)	(382,659,861)
Class D Shares	(2,860,485)	(25,601,011)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(386,614,527)	(584,737,125)
Total Increase (Decrease) in Net Assets	(386,587,382)	(584,724,718)
Net Assets ($):
Beginning of Period	922,019,288	1,506,744,006
End of Period	535,431,906	922,019,288

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2009				Year Ended April 30,
Class A Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.008	.036	.048	.034	.015
Distributions:
Dividends from investment
income—net	(.000)[a]	(.008)	(.036)	(.048)	(.034)	(.015)
Net asset value, end of period 1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)	.02[b]	.77	3.69	4.86	3.41	1.50
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.20[b]	.22	.20	.20	.20	.20
Ratio of net expenses
to average net assets	.19[b]	.22[c]	.20	.20	.20[c]	.20[c]
Ratio of net investment income
to average net assets	.01[b]	.75	3.43	4.77	3.34	1.55
Net Assets, end of period
($ x 1,000)	280,640	538,420	1,149,555	248,129	193,778	210,987

a	Amount represents less than $.001 per share.
b	Annualized.
c	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2009			Year Ended April 30,
Class B Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	—	.006	.034	.045	.031	.012
Distributions:
Dividends from investment
income—net	—	(.006)	(.034)	(.045)	(.031)	(.012)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[a,b]	.58	3.43	4.60	3.16	1.25
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.45[a]	.47	.45	.45	.45	.45
Ratio of net expenses
to average net assets	.21[a]	.40	.45	.45	.45[c]	.45[c]
Ratio of net investment income
to average net assets	—	.54	3.54	4.54	3.16	1.30
Net Assets, end of period
($ x 1,000)	206,222 315,322		323,048	501,057	195,545	153,922

a	Annualized.
b	Amount represents less than .01%.
c	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

12

Six Months Ended
October 31, 2009			Year Ended April 30,
Class C Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	—	.004	.031	.043	.029	.010
Distributions:
Dividends from investment
income—net	—	(.004)	(.031)	(.043)	(.029)	(.010)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[a,b]	.42	3.17	4.34	2.90	.99
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70[a]	.72	.70	.70	.70	.70
Ratio of net expenses
to average net assets	.21[a]	.54	.70	.70	.70[c]	.70[c]
Ratio of net investment income
to average net assets	—	.38	2.79	4.26	2.79	1.05

Net Assets, end of period ($ x 1,000)

45,865 65,006 31,191 12,399 12,197 20,727

a	Annualized.
b	Amount represents less than .01%.
c	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2009			Year Ended April 30,
Class D Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	—	.002	.027	.039	.025	.007
Distributions:
Dividends from investment
income—net	—	(.002)	(.027)	(.039)	(.025)	(.007)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[a,b]	.21	2.76	3.92	2.52	.74
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10[a]	1.13	1.10	1.10	1.10	1.10
Ratio of net expenses
to average net assets	.19[a]	.83	1.10	1.10	1.08	1.04
Ratio of net investment income
to average net assets	—	.16	2.76	3.86	2.49	.71
Net Assets, end of period
($ x 1,000)	2,706	3,271	2,950	4,078	6,018	5,510

a	Annualized.
b	Amount represents less than .01%.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

CitizensSelect Treasury Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the funds’ shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

16

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from an unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of October 31, 2009 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	534,523,150
Level 3—Significant Unobservable Inputs	—
Total	534,523,150

† See Statement of Investments for additional detailed categorizations.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2009 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

18

At October 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Program, which was initially set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and had been further extended by theTreasury until September 18,2009,at which time the Secretary of the Treasury terminated the Program.The fund’s participation in the Program expired effective May 1, 2009. (As a result, shareholder assets in the fund that were covered under the Program since September 19, 2008, were no longer covered effective May 1, 2009). Participation in the initial term and the April 30, 2009 extension period of the Program required a payment to the Treasury in the amount of .010% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense was borne by the fund without regard to any expense limitation in effect.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the man agement fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fees, omnibus account services plan fees and extraordinary expenses.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is volun tary and not contractual and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted $476,733 for Class A, Class B, Class C and Class D shares during the period ended October 31, 2009.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares an annual rate of .25% of the value of the average daily net assets Class C shares and .65% of the value of the average daily net assets Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2009, Class C and Class D shares were charged $78,686 and $9,174, respectively, pursuant to the Plan.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications

20

shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended October 31, 2009, Class B, Class C and Class D shares were charged $305,620, $78,686 and $3,528 respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended October 31, 2009, Class A, Class B, Class C and Class D shares were charged $190,420, $122,240, $31,479 and $1,411, respectively, pursuant to the Omnibus Account Services Agreement.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: an expense reimbursement of $83,808, which is offset by management fees $32,170 and Rule 12b-1 distribution plan fees $13,094.

The components of “Due to Citizens” in the Statement of Assets and Liabilities consist of: administrative services plan fees $60,132 and omnibus account services plan fees $46,786.

NOTE 3—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Company held on July 14 and 15, 2009, the Board considered the re-approval for an annual period (through August 31, 2010) of the fund’s Management Agreement with the Manager, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Board noted that the fund’s shares were offered only to institutions. The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund.The Manager also provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of institutional U.S.Treasury money market funds (the “Performance Group”) and to a larger universe of

22

funds, consisting of all institutional U.S.Treasury money market funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons for various periods ended May 31, 2009.The Board members noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board members noted that the fund’s actual and contractual management fees and expense ratio, which all ranked in the first quartile, were lower than the Expense Group and Expense Universe medians and were the lowest of the Expense Group.

Representatives of the Manager reviewed with the Board members the management fees paid by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Similar Funds”). Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. Noting the fund’s “unitary fee” structure, the Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the services provided; it was noted that the Similar Funds had comparable or higher management fees than the fee borne by the fund. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale.The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including any decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was not unreasonable given the services provided.

24

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance, expense and management fee information, costs of the ser- vices provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement was in the best interests of the fund and its shareholders.

The Fund 25

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable. [CLOSED END FUNDS ONLY]

Item 10. Submission of Matters to a Vote of Security Holders.

     The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By:	/s/ J. David Officer
J. David Officer,
President

Date:	December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	December 23, 2009

By:	/s/ James Windels
James Windels,
Treasurer

Date:	December 23, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)